Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0001045810
Registrant Name	NVIDIA CORP
Registration File Number	333-287619
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES